Employee benefit obligations - Defined benefit obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit obligations	$ 469	$ 517
Contributions under schemes extinguished	0	0
Interest income/ cost	3	3	$ 4
Gain on implementation of pension options	3
Germany
Disclosure of defined benefit plans [line items]
Defined benefit obligations	138	142
Past service credit		8
Unfunded
Disclosure of defined benefit plans [line items]
Defined benefit obligations	140	145
Other employee benefit obligations
Disclosure of defined benefit plans [line items]
Interest income/ cost	1	1
Current service cost	$ 4	$ 4